Derivative Financial Instruments and Fair Value and Credit Risk of Financial Instruments - Additional information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2013 bbl	Dec. 31, 2013 bbl	Dec. 31, 2012	Dec. 31, 2011
Unionized Employees Concentration Risk [Member]
Derivative [Line Items]
Unionized workforce participation		74.00%
Unionized Employees Concentration Risk [Member] | Peru
Derivative [Line Items]
Unionized workforce participation		14.00%
Unionized Employees Concentration Risk [Member] | Australia
Derivative [Line Items]
Unionized workforce participation		0.00%
Unionized Employees Concentration Risk [Member] | South Africa
Derivative [Line Items]
Unionized workforce participation		91.00%
Unionized Employees Concentration Risk [Member] | Ghana
Derivative [Line Items]
Unionized workforce participation		95.00%
Commodity Contract
Derivative [Line Items]
LME copper prices, average price per ton		7,324	7,951	8,836
LME copper prices, average provisional price (per ton)		6,575
Applicable forward copper price		7,142
Commodity cash settle and swap transaction, volume	7,500
Derivative contracts, price per barrel	115.00
Commodity cash settle and swap transaction outstanding, volume		30,000
Commodity cash settle and swap transaction, mark-to-market value		$ 0.3
Commodity Contract | Sales
Derivative [Line Items]
Gain (loss) on mark-to-market value of contracts		$ (7.9)	$ 15.6	$ (20.6)